Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting

4.       Segment reporting:

For management purposes, the Company is organized based on its two leasing businesses and has two reportable segments, containership leasing and mobile power generation. The Company’s containership leasing segment owns and operates a fleet of containerships which are chartered primarily pursuant to long-term, fixed-rate charters. The Company’s mobile power generation segment owns and operates a fleet of power generation assets, including gas turbines and other equipment, and provides power solutions to customers.

The Company’s chief operating decision makers monitor the operating results of the leasing businesses separately for the purpose of making decisions about resource allocation and performance assessment. In the second quarter of 2020, in an effort to align the performance metrics of the Company's segments, the performance measure evaluated by the Company's chief operating decision makers for internal resource allocation and performance assessment was revised to be Adjusted EBITDA, which is computed as earnings before interest, taxes, depreciation and amortization, loss on derivative instruments, gain/loss on contingent consideration asset, gain/loss on sale, loss on foreign currency repatriation, impairment and other expenses.

The financial results of APR Energy have been included in the Company’s consolidated financial statements from February 29, 2020, after the date of acquisition. The following table includes the Company’s selected financial information by segment:

Year ended December 31, 2020	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,222.8	$198.3	$—	$1,421.1
Operating expense	243.4	31.4	—	274.8
Depreciation and amortization expense	288.1	65.8	—	353.9
General and administrative expense	36.6	36.9	(8.1)	65.4
Operating leases	147.3	3.2	—	150.5
Goodwill impairment	—	117.9	—	117.9
Interest expense	176.0	19.5	(3.9)	191.6
Interest income	(1.4)	(3.6)	—	(5.0)
Income tax expense	1.0	15.6	—	16.6

4.       Segment reporting (continued):

Year ended December 31, 2020
Containership leasing adjusted EBITDA	$795.5
Mobile power generation adjusted EBITDA	127.0
Total segment adjusted EBITDA	922.5
Eliminations and other	(1.3)
Depreciation and amortization	353.9
Interest expense	191.6
Interest income	(5.0)
Loss on derivative instruments	35.5
Other expenses	8.6
Gain on contingent consideration asset	(6.8)
Loss on foreign currency repatriation	18.7
Loss on sale	0.2
Goodwill impairment	117.9
Consolidated net earnings before taxes	$209.2

December 31, 2020	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Total assets	$8,475.4	$829.9	$(16.2)	$9,289.1

Capital expenditures by segment:

Year ended December 31,
2020
Containership leasing	$848.1
Mobile power generation	17.6